DEBT	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
GAIN ON FORGIVENESS OF DEBT	CONVERTIBLE LOANFor the year ended December 31, 2019, the Company obtained a loan in the amount of $3,000 thousand which included a mandatory conversion feature upon a qualifying equity raise by the Company. The conversion feature specified a conversion rate for the balance of the loan into common shares of the Company’s stock less a specified discount. In the year ended December 31, 2020, the Company had a qualifying equity raise, which triggered a conversion of the loan into 567 thousand shares of the Company’s common stock. There was no convertible loan at December 31, 2021 or 2020. GAIN ON FORGIVENESS OF DEBT During the year ended December 31, 2020, the Company received a forgivable loan of $328 thousand under the Payment Protection Program stimulus package from the United States government following the COVID–19 outbreak. The loan had a term of two years with an interest rate of 1%. For the year ended December 31, 2020, the Company recorded a gain on forgiveness of debt when the loan was forgiven of $328 thousand. The Company did not receive any additional loans under the Payment Protection Program during the year ended December 31, 2021. DEBTOn August 9, 2021, the Company entered into a debt facility agreement with DNB Bank ASA. The agreement allowed the Company to borrow up to $35,000 thousand to fund the acquisition of &ever had a term of three months and expiration on December 31, 2021. The Company borrowed $34,000 thousand under this agreement on September 30, 2021 in anticipation of closing the &ever acquisition. The Company repaid the principal amount of $34,000 thousand and fees and interest in the amount of $1,800 thousand in October 2021 and had no additional borrowings under this debt facility thereafter. The contractual and effective interest rate was 0.9% per annum under this agreement. CONVERTIBLE LOAN
On March 4, 2022, the Company entered into a secured convertible promissory note agreement (the “Note”) with third parties in the amount of $10,000 thousand, with a commitment of up to $20,000 thousand. All unpaid principal, fees, and accrued interest is due and payable in full one year from the loan funding date of March 8, 2022. Interest is accrued at a payment in kind annual rate of 8.0%. The loan is secured by all tangible assets, intangible assets, and capital stock. Each holder has the right to convert the outstanding unpaid principal including accrued interest into ordinary shares at the conversion price of $10.00 per share. The debt holders have the option to convert any amount of the then-outstanding unpaid principal and accrued interest (the “Conversion Amount”), into the number of fully paid and non-assessable ordinary shares of the Issuer’s successor and assign arising pursuant to the Transaction (the “Conversion Shares”) determined by dividing the Conversion Amount by the Conversion Price ($10.00) then in effect. In addition, the agreement also calls for any adjustments to the conversion in the event of a stock split, dividend or distribution is declared.
As previously mentioned, the Company adopted ASU 2020-06 and concluded that the Note was accounted for as debt, with no bifurcation of the embedded conversion feature. The effective interest rate for the Note is 8.0% per annum and the interest expense incurred during the three and six months ended June 30, 2022 amounted to $202 thousand and $253 thousand which is included within the convertible loan balance on the accompanying unaudited condensed consolidated balance sheet at June 30, 2022.
DEBT
On April 14, 2022, Kalera Inc. (a wholly owned subsidiary), as borrower, entered into the Farm Credit Loan and Security Agreement with Farm Credit of Central Florida, ACA (“Farm Credit”), under which Farm Credit agreed to make (i) revolving loans in an aggregate principal amount up to $10 million and (ii) one or more term loans in an aggregate principal amount up to $20 million.
The revolving facility under the Farm Credit Loan and Security Agreement matures on the second anniversary of the date of the agreement, unless commitments thereunder are terminated earlier in accordance with the terms of the agreement. The term loan facility may be drawn upon within the first 24 months of the Farm Credit Loan and Security Agreement and matures on the tenth anniversary of such agreement. Each revolving loan will bear interest at an annual rate equal to the prime rate plus 0.625% and each term loan will bear interest at an annual rate equal to the prime rate plus 0.75%. The interest rate of the term loan at June 30, 2022 is 5.50% per annum with an outstanding balance of $20,000 thousand and maturity period is between July 2024 and July 2032. The Company incurred debt issuance costs of $352 thousand related to the Farm Credit Loan. During the three and six months ended June 30, 2022, amortization of debt issuance costs amounted to $7 thousand. As of June 30, 2022 there was $345 thousand of unamortized debt issuance costs included in Debt in the accompanying unaudited condensed consolidated balance sheets. Interest expense incurred during the three and six months ended June 30, 2022 amounted to $97 thousand which is included within the Debt balance on the accompanying unaudited condensed consolidated balance sheet at June 30, 2022. Interest payments on quarterly basis staring on June 1st, 2022 and principal payment quarterly starting on July 1st, 2024 until January 1st 2032. Future minimum principal payments as of June 30, 2022 are as follows:

In thousands
Reminder of 2022	$—
2023	—
2024	1,250
2025	2,500
2026	2,500
Thereafter	13,750
$20,000
The obligations under the Farm Credit Loan and Security Agreement are required to be guaranteed by all existing and future subsidiaries of the borrower other than Kalera Real Estate Holdings LLC. The obligations under the Farm Credit Loan and Security Agreement are secured by a continuing security interest and lien in substantially all of assets and property of the loan parties, as more fully described in the Farm Credit Loan and Security Agreement, except for any Excluded Assets (as defined in the Farm Credit Loan and Security Agreement). Excluded Assets include, among others, as specified in the agreement, the loan parties’ real property, and any “intent-to-use” application for registration of a trademark.
The Farm Credit Loan and Security Agreement contains customary affirmative and negative covenants, including, among other things, restrictions on indebtedness, liens, investments, mergers, dispositions, and dividends and other distributions. The Farm Credit Loan and Security Agreement requires compliance with certain financial covenants. These financial covenants include (a) a minimum Liquidity (as defined in the Farm Credit Loan and Security Agreement), (ii) a maximum Consolidated Funded Debt to Capital Ratio (as defined in the Farm Credit Loan and Security Agreement), and (iii) a maximum Consolidated Funded Debt to EBITDA Ratio (as defined in the Farm Credit Loan and Security Agreement). So long as any term loans are outstanding under the agreement, commencing with the fiscal quarter ending June 30, 2022, on a quarterly basis, the borrower would be required to maintain a minimum Liquidity equal to the projected scheduled aggregate principal and interest payments with respect to the term loan for the three-year period immediately following such fiscal quarter end. On a yearly basis, commencing with the fiscal year ending December 31, 2022, the borrower would be required, as of the end of each fiscal year, to maintain a maximum Consolidated Funded Debt to Capital Ratio of forty-five percent (45%). On a yearly basis, commencing with the fiscal year ending December 31, 2024, the borrower would be required, as of the end of each fiscal year, to maintain a maximum Consolidated Funded Debt to EBITDA Ratio of 3.25 to 1.00. On June 30, 2022, the Company is in compliance with the debt covenants, except the quarterly liquidity requirement, where the company had a covenant technical violation. Farm Credit provided a waiver for this violation for the quarter ended June 30, 2022.
In addition to the Farm Credit Loan, the Company had additional debt outstanding in the amount of $27 thousand at June 30, 2022.